3 Application of critical estimates and judgments (Details Narrative)	12 Months Ended
Dec. 31, 2020
Application Of Critical Estimates And Judgments
Description of intangible assets with indefinite useful life	These tests are based on the projected cash flow in each CGU or groups of CGUs, which are extracted from the business plan of the Company for a five-year period, mentioned in Note 3.2.1, and the Management plan for a period greater than 5 years to reflect industry cycle patterns, in a total projection period of 10 years. Perpetuity is also calculated based on the long-term vision and excluding real growth.